Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill and other intangible assets

(In thousands)
Other intangible assets, net	Transportation	Federal	Total
Balance, January 1, 2011	$14,532	$37	$14,569
Acquisitions	3,917	12,674	16,591
Less: Amortization	(7,206)	(1,047)	(8,253)

Balance, December 31, 2011	11,243	11,664	22,907
Less: Amortization	(5,475)	(4,667)	(10,142)

Balance, December 31, 2012	$5,768	$6,997	$12,765

(In thousands)
Goodwill	Transportation	Federal	Total
Balance, January 1, 2011	$52,731	$710	$53,441
Acquisitions	6,603	21,554	28,157

Balance, December 31, 2011	59,334	22,264	81,598

Balance, December 31, 2012	$59,334	$22,264	$81,598

Summary of other intangible assets

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
December 31, 2012
Project backlog	$16,459	$(15,764)	$695
Customer contracts and related relationships	15,460	(4,030)	11,430
Non-compete agreements	3,671	(3,233)	438
Trademark/trade name	1,110	(908)	202

Total	$36,700	$(23,935)	$12,765

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
December 31, 2011
Project backlog	$16,459	$(8,657)	$7,802
Customer contracts and related relationships	15,460	(2,260)	13,200
Non-compete agreements	3,671	(2,427)	1,244
Trademark/trade name	1,110	(449)	661

Total	$36,700	$(13,793)	$22,907

Estimated future amortization expense for other intangible assets

(In thousands)
Fiscal year 2013	$6,135
Fiscal year 2014	3,936
Fiscal year 2015	1,244
Fiscal year 2016	701
Fiscal year 2017 and beyond	749

Total	$12,765